PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Asset Retirement Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions	$ 2,407	$ 2,562	$ 2,632
Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	349	$ 397	$ 397
Asset retirement obligations | Mining activities
Disclosure of other provisions [line items]
Provisions	287
Asset retirement obligations | Site restoration
Disclosure of other provisions [line items]
Provisions	934
Canada | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	133
Mexico | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	52
Ukraine | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	41
Germany | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	36
Brazil | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	22
Liberia | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	19
Kazakhstan | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	21
South Africa | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	$ 18